Sep. 28, 2020

CLEARWATER INVESTMENT TRUST

CLEARWATER SMALL COMPANIES FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2020, AS SUPPLEMENTED

The date of this Supplement is September 28, 2020.

Effective September 18, 2020, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Small Companies Fund (the “Fund”), Jackson Square Partners, LLC (“Jackson Square”). In connection with the change, the current allocation to Kennedy Capital Management, Inc. (“KCM”) will be reduced, and Donald M. Cobin of KCM will no longer serve as a portfolio manager for the Fund. Timothy P. Hasara and Christian McDonald of KCM will continue to serve as portfolio managers for the Fund.

In addition, the Board has approved a change in the name of the Fund, together with a change to the Fund’s policy to invest at least 80% of its net assets in particular investments (“80% Policy”). Effective November 30, 2020, the Fund’s name will be “Clearwater Select Equity Fund” and it will have an 80% Policy of investing, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.

Appointment of Jackson Square as Subadviser

Effective immediately, the Prospectus is amended as follows.

1.	The second paragraph of the section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Kennedy Capital Management, Inc. (“KCM”), Parametric Portfolio Associates LLC (“Parametric”) and Pzena Investment Management LLC (“Pzena”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day-to-day management of the Fund. A subadviser may focus its investments in micro-, small- and/or medium-sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. The market capitalization of the companies included in the S&P SmallCap 600® Index as of May 29, 2020 was between $600 million and $2.4 billion. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Jackson Square invests primarily in common stocks of growth-oriented companies that it believes have long-term capital appreciation potential and may grow faster than the U.S. economy. KCM uses a “bottom-up” investment approach in selecting securities based on its fundamental analysis of a security’s value. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

2.	In the section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Risks of Investing in the Fund” in the Prospectus, the following risk disclosure replaces “Small Company Risk”:

Small- and Medium-Sized Company Risk

Stocks of small- and medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.

3.	The section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Fund Adviser and Portfolio Managers” in the Prospectus is deleted and replaced with the following:

Fund Adviser and Portfolio Managers

The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day-to-day management.

Subadvisers	Portfolio Managers	Period of Service
Cooke & Bieler	Michael M. Meyer, CFA, Partner Edward W. O’Connor, CFA, Partner R. James O’Neil, CFA, Partner Mehul Trivedi, CFA, Partner William Weber, CFA, Partner	All have been portfolio managers of the Fund since 2017.
Jackson Square	Christopher Bonavico, Portfolio Manager, Research Analyst Kenneth Broad, Portfolio Manager, Research Analyst Ian Ferry, Portfolio Manager, Research Analyst	All have been portfolio managers of the Fund since 2020.
KCM	Timothy P. Hasara, Portfolio Manager Christian McDonald, CFA, Assistant Portfolio Manager, Research Analyst	Mr. Hasara has been a portfolio manager of the Fund since 2007. Mr. McDonald has been a portfolio manager of the Fund since 2018.
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management	All have been portfolio managers of the Fund since 2020.
Pzena	John J. Flynn, Principal Evan D. Fox, CFA, Principal Benjamin S. Silver, CFA, CPA, Principal	All have been portfolio managers of the Fund since 2017.

4.	The second and third paragraphs in the section titled “Clearwater SMALL COMPANIES Fund – Principal Investment Strategies” in the Prospectus are deleted and replaced with the following:

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Kennedy Capital Management, Inc. (“KCM”), Parametric Portfolio Associates LLC (“Parametric”) and Pzena Investment Management LLC (“Pzena”). FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Cooke & Bieler, Jackson Square, KCM and Pzena. A subadviser may focus its investments in micro-, small- and/or medium-sized companies.

5.	The following paragraph is added to the section titled “Clearwater SMALL COMPANIES Fund – Principal Investment Strategies” in the Prospectus:

Jackson Square, using a bottom-up approach in selecting securities, seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. Jackson Square typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. Through Jackson Square’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: (1) free cash flow growth and (2) sustainable competitive advantage. Jackson Square purchases securities when it believes the market has not already reflected these expectations in the current stock price. Additionally, Jackson Square typically invests for a 3 to 5 year time horizon allowing it to seek to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.

6.	In the section titled “CLEARWATER SMALL COMPANIES FUND – Principal Risks of Investing in the Fund” in the Prospectus, the following risk disclosure replaces “Small Company Risk”:

Small- and Medium-Sized Company Risk

Investment in stocks of small- and medium-sized companies may be riskier than investment in stocks of larger companies. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies, which may lead to a higher level of volatility. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.

7.	In the section titled “OTHER INVESTMENTS AND INVESTMENT STRATEGIES” under “Depositary Receipts”, “Small Companies Fund” is added to the listed Funds in the first sentence.

8.	The following is added to the fourth paragraph of the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus:

With respect to the subadvisory contract with Jackson Square, a discussion regarding the basis for the Board of Trustees’ approval of the subadvisory contract will be included in the annual report of the Trust for the fiscal period ended December 31, 2020 when available.

9.	The following is added as an additional paragraph in the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus:

CMC has engaged Jackson Square Partners, LLC (“Jackson Square”) as a subadviser to select investments for a portion of the Small Companies Fund. Jackson Square is organized as a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Jackson Square’s address is One Letterman Drive, Building A, Suite A3-200, San Francisco, CA 94129. As of July 31, 2020, Jackson Square had approximately $20.9 billion in assets under management and approximately $2.4 billion in non-discretionary assets under advisement.

10.	The rows relating to KCM in the section titled “MANAGEMENT – The Portfolio Managers” are deleted and replaced with the following:

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Small Companies Fund	Jackson Square	Christopher Bonavico	2020

Chris Bonavico is a founding partner of Jackson Square (inception May 2014). Prior to joining Jackson Square as a portfolio manager and equity analyst, he was a member of the Focus Growth Equity team while it was part of Delaware Investments. Before that, Mr. Bonavico was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received a bachelor’s degree in economics from the University of Delaware.

Small Companies Fund	Jackson Square	Kenneth Broad	2020

Ken Broad is a founding partner of Jackson Square (inception May 2014). Prior to joining Jackson Square as a portfolio manager and equity analyst, he was a member of the Focus Growth Equity team while it was part of Delaware Investments. Mr. Broad joined Transamerica Investment Management in 2000, where he managed sub-advised funds and institutional separate accounts, leaving as a principal and portfolio manager. Previously, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. Mr. Broad earned an MBA from the University of California at Los Angeles and a bachelor’s degree in economics from Colgate University.

Small Companies Fund	Jackson Square	Ian Ferry	2020

Ian Ferry is a founding partner of Jackson Square (inception May 2014). Prior to joining Jackson Square as a portfolio manager and research analyst, he was a member of the Focus Growth Equity team while it was part of Delaware Investments. Prior to that, Mr. Ferry was an equity research analyst with Fidelity from August 2010 to October 2011, an analyst intern with Carson Capital in the summer of 2009, with HarbourVest Partners from 2005 to 2008 in its private equity group, and with Houlihan Lokey in 2004 as a financial analyst. He earned a bachelor’s degree in finance from Tulane University and an MBA with a concentration in management from The Wharton School at the University of Pennsylvania.

Small Companies Fund	KCM	Timothy P. Hasara	2007

Timothy Hasara, is the Portfolio Manager for the Micro Cap Tax Efficient, the Micro Cap and the SMID Opportunistic Yield strategies. Mr. Hasara began his investment career in 1994 and prior to joining KCM, he was an Information Systems Manager for the office of the Illinois Secretary of State. Mr. Hasara joined KCM in 1994 as an analyst and was promoted to Portfolio Manager in 1995. He received a B.B.A. in Marketing from the University of Notre Dame and an M.S. in Management from Johns Hopkins University. Mr. Hasara has also passed the Uniform Investment Adviser Law examination.

Small Companies Fund	KCM	Christian McDonald, CFA	2018

Christian McDonald, CFA, is the Portfolio Manager for the ESG SMID Cap strategy. Mr. McDonald also serves as the Co-Portfolio Manager for the Small Cap Core Strategy and the Assistant Portfolio Manager for the Micro Cap Tax Efficient and the Micro Cap strategies. In addition, Mr. McDonald serves as a Research Analyst at KCM, primarily responsible for selecting and monitoring securities within the industrials sector of KCM’s universe. Mr. McDonald joined KCM in November 2005. Prior to joining KCM, he spent six years in various finance functions at The Boeing Company. Mr. McDonald graduated summa cum laude with a B.S. in Finance and Operations Management from Washington University in St. Louis and earned an M.B.A. from the UCLA Anderson School of Business.

11.	On page 58 of the Prospectus, the following is added under “CLEARWATER INVESTMENT TRUST – Clearwater Small Companies Fund Subadvisers”:

Jackson Square Partners, LLC

One Letterman Drive, Building A, Suite A3-200

San Francisco, CA 94129

New Name and 80% Policy

Effective November 30, 2020, the Prospectus will be amended as follows.

1.

All references to the Clearwater Small Companies Fund and Small Companies Fund in the Prospectus will be deleted and replaced with the Clearwater Select Equity Fund and Select Equity Fund, respectively.

2.	The first paragraph of the section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Investment Strategies” in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies.

3.	The first paragraph of the section titled “Clearwater SMALL COMPANIES Fund – Principal Investment Strategies” in the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.